Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
21.	Subsequent Events

(a)	On January 5, 2018, the Company paid to the shipbuilder one installment amounting to $5,208,000 for one LPG carrier under construction contracted in 2014.

(b)	On January 10, 2018, the Company, after the payment of the delivery installment to the shipbuilder amounting to $31,968,500, took delivery of the vessel “Eco Arctic”.

(c)	On January 15, 2018, the Company, after the payment of the delivery installment to the shipbuilder amounting to $32,704,200, took delivery of the vessel “Eco Ice”.

(d)	On
February 1, 2018,
the Company as a condition of its term loan dated
May 18, 2016,
entered into an amortizing interest rate swap agreement for a notional amount of
$32,632,000.
The agreement is effective from
April 10, 2018
and expires on
December 31, 2025;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
2.74%.

(e)	On
February 28, 2018,
the Company as a condition of its term loan dated
December 7, 2017,
entered into an amortizing interest rate swap agreement for a notional amount of
$21,586,250.
The agreement is effective from
March 12, 2018
and expires on
December 11, 2022;
under this agreement the Company receives each quarter interest on the notional amount based on the three
month LIBOR rate and pays interest based on a fixed interest rate of
2.74%.

(f)	In
March
and
April 2018,
the Company concluded memorandum of agreements for the disposal of the vessels “Gas Legacy” and “Gas Enchanted” to unaffiliated third
parties for
$4,990,000
and
$8,950,000,
respectively. The Company decided to dispose these vessels as the agreed selling price was a suitable opportunity.

(g)	On April 17, 2018, the Company, after the payment of the delivery installment to the shipbuilder amounting to $33,427,120, took delivery of the vessel “Eco Freeze”.